Leases - Lessee: Component of Lease Expense (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Finance Leases Cost [Abstract]
Depreciation expenses of right-of-use assets	¥ 212	¥ 667
Interest expenses of lease liabilities	36	267
Finance lease cost total	248	934
Operating Lease, Cost	10,473	31,791
Short-term Lease, Cost	717	2,019
Variable Lease, Cost	375	920
Sublease Income	(708)	(2,828)
Total	¥ 11,105	¥ 32,836